S000003848 [Member] Expense Example - Putnam Large Cap Growth Fund	Jul. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 664
Expense Example, with Redemption, 3 Years	854
Expense Example, with Redemption, 5 Years	1,060
Expense Example, with Redemption, 10 Years	1,652
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	272
Expense Example, with Redemption, 3 Years	532
Expense Example, with Redemption, 5 Years	917
Expense Example, with Redemption, 10 Years	1,795
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	655
Expense Example, with Redemption, 10 Years	1,445
Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	378
Expense Example, with Redemption, 10 Years	846
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	391
Expense Example, with Redemption, 10 Years	871
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	$ 750